Note 30	6 Months Ended
Jun. 30, 2022
Commitments and guarantees given [Abstract]
Disclosure of Commitments and guarantees given [Text Block]	Commitments and guarantees given
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	June 2022	December 2021
Loan commitments given	6.2.2	132,088	119,618
Of which: impaired		224	171
Central banks		674	—
General governments		2,964	3,483
Credit institutions		19,060	16,085
Other financial corporations		5,659	4,583
Non-financial corporations		63,259	59,475
Households		40,472	35,991
Financial guarantees given	6.2.2	14,308	11,720
Of which: impaired (*)		300	245
Central banks		—	—
General governments		186	162
Credit institutions		347	312
Other financial corporations		1,019	1,026
Non-financial corporations		12,565	10,039
Households		192	181
Other commitments given	6.2.2	38,502	34,604
Of which: impaired (*)		604	541
Central banks		—	2
General governments		184	212
Credit institutions		4,882	4,266
Other financial corporations		1,679	1,753
Non-financial corporations		31,599	28,224
Households		159	147
Total	6.2.2	184,898	165,941
(*) Impaired financial guarantees given amounted to € 904 and €786 million, respectively, as of June 30, 2022 and December 31, 2021, respectively.
As of June 30, 2022 and December 31, 2021, the provisions for loan commitments given, financial guarantees given and other commitments given, recorded in the consolidated balance sheet amounted €274 million, €179 million and €290; and €272 million, €164 million and €256 million, respectively (see Note 23).
Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.